Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2019
OTHER FINANCIAL ASSETS
Summary of Other Financial Assets

	Current		Non-Current
Other Financial Assets	12-31-2019	12-31-2018	12-31-2019	12-31-2018
	ThCh$	ThCh$	ThCh$	ThCh$
Hedging derivatives (*)	—	38,169,894	4,862,949	—
Non- hedging derivatives	—	41,022	—	36,086
Financial assets measured at amortized cost	36,121	84,580	—	—
Financial assets at fair value with changes in other comprehensive income	127,854	269,031	2,326,480	2,326,484
Total	163,975	38,564,527	7,189,429	2,362,570

(*)See Note 21.2.a.